Inventory	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Inventory [Text Block]
3.	Inventory

Inventory of the Company consisted of the following:

	July 31,	January 31,
	2014	2014

Finished goods	$507,364	$528,461
Raw materials	68,868	75,585
	576,232	604,046
Less; allowance for obsolete inventory	(290,000)	-

Total inventory	$286,232	$604,046

Balances at July 31, 2014 and January 31, 2014 are recorded at historical cost, less amounts for potential declines in value. At July 31, 2014, management has recorded an allowance for obsolescence of $290,000 (2014: $Nil) to reduce inventory to its estimated net realizable value.

6.        Inventory

Inventory of the Company consisted of the following at January 31, 2014 and 2013:

January 31,	2014	2013

Finished goods - Underwear	$528,461	$115,709
Raw materials	75,585	120,441

Total inventory	$604,046	$236,150

Balances at January 31, 2014 and 2013 are recorded at historical cost, less amounts for potential declines in value. During the year ended January 31, 2014, management recorded write-downs of $18,322 (2013: $Nil) to reduce inventory to its net realizable value.